Investments in Associates and Joint Ventures - Summary of Main Investments (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of investments in associates and joint ventures [Line Items]
Equity in earnings	R$ 164,476	R$ 154,525	R$ 149,465	R$ 150,466
Other comprehensive income	(2,827)	1,029	(138)
Total Income	25,557	16,093	27,675
Investments in Subsidiaries Associates and Joint Ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investment	6,121	15,570
Equity in earnings	1,164	1,399	1,315
Other comprehensive income	(60)	(59)
Total Income	1,104	1,340
Investments in Subsidiaries Associates and Joint Ventures [member] | Associates [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investment	5,891	15,344
Equity in earnings	1,238	1,556	1,380
Other comprehensive income	(60)	(59)
Total Income	1,178	1,497
Investments in Subsidiaries Associates and Joint Ventures [member] | Joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investment	230	226
Equity in earnings	(74)	571	R$ (65)
Total Income	R$ (74)	R$ (157)